Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.9%
1,621,085	Schwab U.S. TIPS ETF	$ 99,907,468	5.9

	Total Exchange-Traded Funds
	(Cost $91,962,181)	99,907,468	5.9

MUTUAL FUNDS: 94.1%
	Affiliated Investment Companies: 94.1%
5,834,786	Voya Emerging Markets Index Portfolio - Class I	67,800,217	4.0
12,271,618	Voya International Index Portfolio - Class I	117,439,387	7.0
6,125,399	Voya RussellTM Mid Cap Index Portfolio - Class I	67,685,659	4.0
42,538,358	Voya U.S. Bond Index Portfolio - Class I	481,959,599	28.7
49,333,349	Voya U.S. Stock Index Portfolio - Class I	846,560,277	50.4

	Total Mutual Funds
	(Cost $1,471,508,824)	1,581,445,139	94.1

	Total Investments in Securities (Cost $1,563,471,005)	$ 1,681,352,607	100.0
	Liabilities in Excess of Other Assets	(184,253)	–
	Net Assets	$ 1,681,168,354	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$99,907,468	$–	$–	$99,907,468
Mutual Funds	1,581,445,139	–	–	1,581,445,139
Total Investments, at fair value	$1,681,352,607	$–	$–	$1,681,352,607

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$92,745,944	$12,486,971	$(37,173,063)	$(259,635)	$67,800,217	$3,149,058	$(4,356,083)	$-
Voya International Index Portfolio - Class I	161,757,171	26,761,330	(58,859,647)	(12,219,467)	117,439,387	4,450,521	(2,875,852)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	89,767,314	25,425,496	(44,482,829)	(3,024,322)	67,685,659	1,295,465	(12,065,234)	11,906,071
Voya RussellTM Small Cap Index Portfolio - Class I	54,196,817	13,216,070	(65,141,597)	(2,271,290)	-	631,071	(7,792,968)	3,564,651
Voya U.S. Bond Index Portfolio - Class I	506,695,208	107,043,916	(143,558,144)	11,778,619	481,959,599	9,550,169	6,980,839	2,530,588
Voya U.S. Stock Index Portfolio - Class I	778,517,305	209,589,661	(128,199,555)	(13,347,134)	846,560,277	2,222,237	28,714,599	32,612,692
	$1,683,679,759	$394,523,444	$(477,414,835)	$(19,343,229)	$1,581,445,139	$21,298,521	$8,605,301	$50,614,002

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,581,858,564.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$103,251,312
Gross Unrealized Depreciation	(3,757,269)
Net Unrealized Appreciation	$99,494,043